CTIVP® – Westfield Mid Cap Growth Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 3.1%
Entertainment 2.0%
Live Nation Entertainment, Inc.(a)	24,500	3,199,210
Spotify Technology SA(a)	3,630	1,996,609
Total		5,195,819
Media 1.1%
Trade Desk, Inc. (The), Class A(a)	54,210	2,966,371
Total Communication Services		8,162,190
Consumer Discretionary 8.4%
Hotels, Restaurants & Leisure 3.8%
DraftKings, Inc., Class A(a)	172,365	5,724,242
Hilton Worldwide Holdings, Inc.	19,190	4,366,684
Total		10,090,926
Household Durables 0.6%
SharkNinja, Inc.(a)	20,990	1,750,776
Specialty Retail 1.6%
Dick’s Sporting Goods, Inc.	21,130	4,258,963
Textiles, Apparel & Luxury Goods 2.4%
Tapestry, Inc.	89,570	6,306,624
Total Consumer Discretionary		22,407,289
Consumer Staples 1.2%
Food Products 1.2%
McCormick & Co., Inc.	37,770	3,108,849
Total Consumer Staples		3,108,849
Energy 1.6%
Oil, Gas & Consumable Fuels 1.6%
Diamondback Energy, Inc.	26,950	4,308,766
Total Energy		4,308,766
Financials 13.5%
Banks 1.2%
NU Holdings Ltd., Class A(a)	318,670	3,263,181
Capital Markets 9.8%
Ares Management Corp., Class A	50,940	7,468,313
Coinbase Global, Inc., Class A(a)	21,990	3,787,338
LPL Financial Holdings, Inc.	17,670	5,780,564
Common Stocks (continued)
Issuer	Shares	Value ($)
MSCI, Inc.	11,033	6,239,162
Robinhood Markets, Inc., Class A(a)	64,820	2,697,808
Total		25,973,185
Insurance 2.5%
Arthur J Gallagher & Co.	19,055	6,578,548
Total Financials		35,814,914
Health Care 15.7%
Biotechnology 5.5%
Alnylam Pharmaceuticals, Inc.(a)	14,540	3,926,091
Ascendis Pharma A/S ADR(a)	37,480	5,841,633
Legend Biotech Corp., ADR(a)	55,290	1,875,989
Natera, Inc.(a)	20,820	2,944,156
Total		14,587,869
Health Care Equipment & Supplies 7.1%
DexCom, Inc.(a)	91,260	6,232,145
GE HealthCare Technologies, Inc.	49,050	3,958,826
Insulet Corp.(a)	18,548	4,870,890
Masimo Corp.(a)	23,170	3,860,122
Total		18,921,983
Health Care Providers & Services 2.3%
Cencora, Inc.	22,150	6,159,694
Life Sciences Tools & Services 0.8%
ICON PLC(a)	12,080	2,113,879
Total Health Care		41,783,425
Industrials 24.7%
Aerospace & Defense 10.6%
Axon Enterprise, Inc.(a)	23,420	12,317,749
Howmet Aerospace, Inc.	58,950	7,647,584
TransDigm Group, Inc.	6,065	8,389,654
Total		28,354,987
Commercial Services & Supplies 2.8%
Copart, Inc.(a)	75,440	4,269,149
Waste Connections, Inc.	16,230	3,167,934
Total		7,437,083

CTIVP® – Westfield Mid Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 7.5%
AMETEK, Inc.	28,840	4,964,518
GE Vernova, Inc.	14,700	4,487,616
Rockwell Automation, Inc.	16,635	4,298,151
Vertiv Holdings Co.	84,710	6,116,062
Total		19,866,347
Ground Transportation 2.8%
CSX Corp.	127,860	3,762,920
JB Hunt Transport Services, Inc.	24,290	3,593,705
Total		7,356,625
Professional Services 1.0%
Dayforce, Inc.(a)	44,770	2,611,434
Total Industrials		65,626,476
Information Technology 27.8%
Electronic Equipment, Instruments & Components 1.4%
Coherent Corp.(a)	28,990	1,882,611
Flex Ltd.(a)	58,040	1,919,963
Total		3,802,574
IT Services 2.4%
Globant SA(a)	16,910	1,990,645
MongoDB, Inc.(a)	25,720	4,511,288
Total		6,501,933
Semiconductors & Semiconductor Equipment 2.3%
MACOM Technology Solutions Holdings, Inc.(a)	23,330	2,341,865
Teradyne, Inc.	43,950	3,630,270
Total		5,972,135
Software 19.7%
AppLovin Corp.(a)	22,860	6,057,214
Atlassian Corp., Class A(a)	34,500	7,321,245
Crowdstrike Holdings, Inc., Class A(a)	8,110	2,859,424
Datadog, Inc., Class A(a)	49,610	4,921,808
Common Stocks (continued)
Issuer	Shares	Value ($)
Fair Isaac Corp.(a)	3,541	6,530,170
HubSpot, Inc.(a)	12,090	6,906,896
Monday.com Ltd.(a)	9,200	2,237,072
Palantir Technologies, Inc., Class A(a)	146,430	12,358,692
Samsara, Inc., Class A(a)	82,420	3,159,159
Total		52,351,680
Technology Hardware, Storage & Peripherals 2.0%
Pure Storage, Inc., Class A(a)	60,950	2,698,257
Western Digital Corp.(a)	64,240	2,597,223
Total		5,295,480
Total Information Technology		73,923,802
Materials 1.7%
Construction Materials 1.7%
Vulcan Materials Co.	19,450	4,537,685
Total Materials		4,537,685
Utilities 1.2%
Independent Power and Renewable Electricity Producers 1.2%
Vistra Corp.	27,950	3,282,448
Total Utilities		3,282,448
Total Common Stocks (Cost $230,833,403)		262,955,844

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	2,974,259	2,973,664
Total Money Market Funds (Cost $2,973,607)		2,973,664
Total Investments in Securities (Cost: $233,807,010)		265,929,508
Other Assets & Liabilities, Net		(107,965)
Net Assets		265,821,543
CTIVP® – Westfield Mid Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	5,628,522	30,917,865	(33,572,780)	57	2,973,664	(756)	56,951	2,974,259
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – Westfield Mid Cap Growth Fund  | 2025

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1QT7040_12_D01_(05/25)